Subsequent Events - Combined balance sheets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Current assets:
Cash and cash equivalents	$ 12,620	$ 15,184	$ 3,429
Deposits, prepayments and other current assets	324	320
Total current assets	12,944	15,504
Property and equipment, net	3	3
Intangible assets, net	2,209
Right-of-use asset	2,198	1,235
Total non-current assets	4,410	1,238
Total Assets	17,354	16,742
Current liabilities:
Commission payable	915	859
Income tax payable	55	91
Due to related parties	10,109	11,488
Other payables and accrued liabilities	415	433
Lease liability	1,024	1,059
Total current liabilities	12,518	13,930
Deferred tax liabilities	324
Lease liability	1,309	250
Total non-current liabilities	1,633	250
Total Liabilities	14,151	14,180
Equity:
Ordinary shares value	6	6			$ 5
Additional paid-in capital	33,154	33,256
Accumulated deficit	(29,957)	(30,700)
Total shareholders' equity	3,203	2,562	5,919	$ 11,054
Total shareholders' equity	3,203
Total Liabilities and shareholders' equity	17,354	$ 16,742
As previously reported
Current assets:
Cash and cash equivalents	120,251		78,245
Restricted cash	10,653
Term deposit	4,000
Accounts receivable, net	57,452
Deposits, prepayments and other current assets	6,420
Contract assets	4,635
Total current assets	203,411
Property and equipment, net	48,394
Long term investment	138
Intangible assets, net	13,646
Goodwill	35,666
Long-term prepayments	1,336
Deferred tax assets, net	100
Right-of-use asset	25,784
Total non-current assets	125,064
Total Assets	328,475
Current liabilities:
Commission payable	23,867
Accounts payable	461
Advance from customers	5,510
Investors' deposit	9,817
Income tax payable	23,222
Due to related parties	5,269
Other payables and accrued liabilities	59,954
Lease liability	11,566
Total current liabilities	139,666
Commission payable-long term	73
Deferred tax liabilities	2,772
Lease liability	13,911
Total non-current liabilities	16,756
Total Liabilities	156,422
Mezzanine equity
Redeemable noncontrolling interest	4,235
Total Mezzanine equity	4,235
Equity:
Ordinary shares value	6
Additional paid-in capital	71,364
Statutory Reserve	17,755
Accumulated deficit	62,417
Accumulated other comprehensive income	2,308
Total shareholders' equity	153,850			111,597
Noncontrolling interests	13,968
Total shareholders' equity	167,818
Total Liabilities and shareholders' equity	328,475
Loss of control influence
Current assets:
Cash and cash equivalents	(107,631)		$ (74,816)
Restricted cash	(10,653)
Term deposit	(4,000)
Accounts receivable, net	(57,452)
Deposits, prepayments and other current assets	(6,096)
Contract assets	(4,635)
Total current assets	(190,467)
Property and equipment, net	(48,391)
Long term investment	(138)
Intangible assets, net	(11,437)
Goodwill	(35,666)
Long-term prepayments	(1,336)
Deferred tax assets, net	(100)
Right-of-use asset	(23,586)
Total non-current assets	(120,654)
Total Assets	(311,121)
Current liabilities:
Commission payable	(22,952)
Accounts payable	(461)
Advance from customers	(5,510)
Investors' deposit	(9,817)
Income tax payable	(23,167)
Due to related parties	4,840
Other payables and accrued liabilities	(59,539)
Lease liability	(10,542)
Total current liabilities	(127,148)
Commission payable-long term	(73)
Deferred tax liabilities	(2,448)
Lease liability	(12,602)
Total non-current liabilities	(15,123)
Total Liabilities	(142,271)
Mezzanine equity
Redeemable noncontrolling interest	(4,235)
Total Mezzanine equity	(4,235)
Equity:
Additional paid-in capital	(38,210)
Statutory Reserve	(17,755)
Accumulated deficit	(92,374)
Accumulated other comprehensive income	(2,308)
Total shareholders' equity	(150,647)			$ 100,543
Noncontrolling interests	(13,968)
Total shareholders' equity	(164,615)
Total Liabilities and shareholders' equity	$ (311,121)